Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2014	2013
Repledged	$145,866	$189,308
Not repledged	33,258	20,734
Total	$179,124	$210,042